Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2014
Accounts payable and accrued liabilities

5. Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consisted of the following:

December 31, 2014
Accounts payable	$225,642
Accrued expenses	567,887
Accrued compensation and benefits	39,404

Total accounts payable and accrued expenses	$832,933